DAC, VOBA, DSI, and DFEL (DFEL) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in DFEL [Abstract]
Balance as of beginning-of-year	$ 4,225
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	257	$ 220	$ 815
Balance as of end-of-year	5,052	4,225
Cumulative Effect, Period of Adoption, Adjustment [Member]
Changes in DFEL [Abstract]
Balance as of beginning-of-year	3,810
Amortization, net of interest:
Balance as of end-of-year	(617)	3,810
Ul and Other [Member]
Changes in DFEL [Abstract]
Balance as of beginning-of-year	3,934	3,298
Business acquired (sold) through reinsurance		(161)
Deferrals	1,061	988
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(229)	(191)
Balance as of end-of-year	4,766	3,934	3,298
Variable Annuities [Member]
Changes in DFEL [Abstract]
Balance as of beginning-of-year	291	293
Deferrals	23	27
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(28)	(29)
Balance as of end-of-year	$ 286	$ 291	$ 293